Leases - Schedule of Expected Amortization Expense (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021	$ (825)	$ (825)
2022	(825)	(825)
2023	(825)	(825)
2024	$ (825)	(825)
2025		$ (825)